Related Party Transactions and Balances (Details 1) - USD ($)	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Related Party Transaction [Line Items]
Amount due to related parties	$ 2,839,158	$ 1,462,525	$ 6,151,932
Bayi [Member]
Related Party Transaction [Line Items]
Amount due to related parties	1,434,189	1,286,811
Moxian China Limited [Member]
Related Party Transaction [Line Items]
Amount due to related parties	733,134	(50,256)
Jet Key [Member]
Related Party Transaction [Line Items]
Amount due to related parties	211,343	202,373
Ace Keen [Member]
Related Party Transaction [Line Items]
Amount due to related parties	98,522	23,597
Zhang Xin [Member]
Related Party Transaction [Line Items]
Amount due to related parties	98,919
Zhongtou [Member]
Related Party Transaction [Line Items]
Amount due to related parties	16,224
Xinhua [Member]
Related Party Transaction [Line Items]
Amount due to related parties	$ 246,827